Loans and Other Financing (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Composition of Loan Portfolio

As of December 31, 2018 and 2017 and January 2017 the composition of the loan portfolio is as follows:

	Assets Before Allowances			Total as of December 31, 2018
	Stage 1	Stage 2	Stage 3
Promissory notes	7,177,104	473,676	242,381	7,893,161
Unsecured corporate loans	6,218,529	1,375,347	180,464	7,774,340
Overdrafts	4,477,760	712,868	117,677	5,308,305
Mortgage loans	5,436,111	141,024	9,710	5,586,845
Automobile and other secured loans	1,264,490	106,242	181,807	1,552,539
Personal loans	16,064,479	2,203,003	1,710,042	19,977,524
Credit card loans	8,125,029	595,713	508,028	9,228,770
Foreign Trade Loans	12,202,668	555,279	1,015,216	13,773,163
Other financings	5,205,674	901,476	114,367	6,221,517
Other receivables from financial transactions	1,325,729	12,086	21,293	1,359,108
Receivables from financial leases	3,213,033	172,515	83,919	3,469,467

Subtotal	70,710,606	7,249,229	4,184,904	82,144,739

Allowances for loan losses	(1,438,103)	(1,146,020)	(2,352,152)	(4,936,275)

Total	69,272,503	6,103,209	1,832,752	77,208,464

	Assets Before Allowances			Total as of December 31, 2017	Total as of January 1, 2017
	Stage 1	Stage 2	Stage 3
Promissory notes	14,001,854	198,000	41,673	14,241,527	11,962,242
Unsecured corporate loans	7,694,980	230,789	62,098	7,987,867	5,976,688
Overdrafts	5,714,366	88,990	63,972	5,867,328	5,990,750
Mortgage loans	2,354,797	61,753	1,344	2,417,894	147,388
Automobile and other secured loans	451,268	16,951	997	469,216	121,712
Personal loans	20,437,327	2,507,042	2,830,638	25,775,007	22,468,411
Credit card loans	10,410,793	857,782	514,502	11,783,078	10,673,948
Foreign Trade Loans	12,264,554	83,781	4,429	12,352,765	6,233,342
Other financings	5,782,869	44,534	41,184	5,868,587	5,876,641
Other receivables from financial transactions	1,177,816	19,048	16,805	1,213,669	1,067,562
Receivables from financial leases	3,635,703	66,143	55,497	3,757,343	2,922,999

Subtotal	83,926,327	4,174,815	3,633,139	91,734,281	73,441,683

Allowances for loan losses	(1,691,344)	(1,002,757)	(1,931,510)	(4,625,611)	(3,444,807)

Total	82,234,983	3,172,058	1,701,629	87,108,670	69,996,876

Summary of Changes in Gross Carrying Amount and Corresponding Expected Credit Losses

An analysis of changes in the gross carrying amount and the corresponding ECL allowance is, as follows:

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	83,926,327	4,174,815	3,633,139	91,734,281	1,691,344	1,002,757	1,931,510	4,625,611
Transfers
1 to 2	(2,203,903)	2,203,903	—	—	(72,358)	424,159	—	351,801
1 to 3	(1,228,517)	—	1,228,517	—	(73,906)	—	1,045,830	971,924
2 to 3	—	(467,009)	467,009	—	—	(152,605)	281,957	129,352
2 to 1	709,082	(709,082)	—	—	23,057	(94,117)	—	(71,060)
3 to 2	—	112,990	(112,990)	—	—	17,780	(76,002)	(58,222)
3 to 1	30,404	—	(30,404)	—	2,874	—	(36,858)	(33,984)
Net changes of financial assets	(17,194,694)	1,700,507	1,578,410	(13,915,777)	(139,216)	(53,642)	1,812,007	1,619,149
Write-Offs	—	—	(2,611,824)	(2,611,824)	—	—	(2,611,824)	(2,611,824)
Exchange Differences and Others	6,671,907	233,105	33,047	6,938,059	6,308	1,688	5,532	13,528

Gross carrying amount at December 31, 2018	70,710,606	7,249,229	4,184,904	82,144,739	1,438,103	1,146,020	2,352,152	4,936,275

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	64,805,764	5,658,692	2,977,227	73,441,683	1,086,336	785,340	1,573,131	3,444,807
Transfers
1 to 2	(1,154,403)	1,154,403	—	—	(43,917)	343,391	—	299,474
1 to 3	(806,548)	—	806,548	—	(36,608)	—	825,860	789,252
2 to 3	—	(381,037)	381,037	—	—	(94,572)	262,639	168,067
2 to 1	988,267	(988,267)	—	—	22,113	(98,791)	—	(76,678)
3 to 2	—	109,932	(109,932)	—	—	17,963	(68,160)	(50,197)
3 to 1	67,366	—	(67,366)	—	3,969	—	(62,859)	(58,890)
Net changes of financial assets	14,445,700	(1,575,906)	1,461,348	14,331,142	652,140	48,704	1,237,979	1,938,823
Write-Offs	—	—	(1,837,941)	(1,837,941)	—	—	(1,837,941)	(1,837,941)
Exchange Differences and Others	5,580,181	196,998	22,218	5,799,397	7,311	722	861	8,894

Gross carrying amount at December 31, 2017	83,926,327	4,174,815	3,633,139	91,734,281	1,691,344	1,002,757	1,931,510	4,625,611